Putnam Short-Term Municipal Income Fund
The fund's portfolio
8/31/19 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GNMA — Government National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.35% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.4%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.7%)
Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (7/1/22), Ser. A, 4.00%, 8/1/47	Aa2	$150,000	$160,775

			160,775
Arizona (2.4%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	35,000	35,873
AZ State Lottery Rev. Bonds, 5.00%, 7/1/25(FWC)	AA+	300,000	364,284
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/22	A/F	100,000	106,868
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	15,000	15,639
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), 3.00%, 7/1/20	BB	25,000	25,105

			547,769
California (16.2%)
CA Pub. Fin. Auth. VRDN, (Sharp Hlth. Care Oblig. Group), Ser. C, 1.23%, 8/1/52	VMIG 1	500,000	500,000
CA School Fac. Fin. Auth. 144A Rev. Bonds, (Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/21	BBB-	100,000	106,538
CA State G.O. Bonds, 6.20%, 10/1/19	Aa3	300,000	300,903
CA State Mandatory Put Bonds (12/1/20), Ser. C, 2.257%, 12/1/28	Aa3	350,000	351,148
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Summit Pub. Schools), 5.00%, 6/1/22	Baa3	105,000	115,141
CA State Infrastructure & Econ. Dev. Bank
Mandatory Put Bonds (4/1/22), (J. Paul Getty Trust (The)), Ser. A-2, 1.891%, 10/1/47	Aaa	500,000	499,670
Mandatory Put Bonds (8/1/21), (CA Academy of Sciences), Ser. D, 1.882%, 8/1/47	A2	200,000	200,110
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	200,000	205,020
Metro. Wtr. Dist. of Southern CA Rev. Bonds, (Build America Bonds-Southern CA Metro. Wtr. Dist.), 6.947%, 7/1/40	AAA	500,000	521,095
Riverside, Wtr. Mandatory Put Bonds (1/15/20), Ser. A-17, 1.98%, 10/1/35	AAA	100,000	100,076
Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1), 4.00%, 9/1/19	BBB-/P	40,000	40,000
San Bernardino Cnty., FRB, Ser. C, 2.46%, 8/1/23	AA+	500,000	492,545
Southern CA Pub. Pwr. Auth. Mandatory Put Bonds (5/1/21), (Canyon Pwr.), Ser. A, 2.25%, 7/1/40	Aa3	200,000	202,268

			3,634,514
Colorado (5.1%)
CO E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/21), Ser. A, 1.873%, 9/1/39	A2	500,000	500,120
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Evangelical Lutheran Good Samaritan Society), 5.00%, 6/1/20 (Escrowed to Maturity)	BBB+	100,000	102,750
Denver City & Cnty., Arpt. Mandatory Put Bonds (11/15/19), (Denver Intl. Arpt.), Ser. B, 2.421%, 11/15/31	A1	170,000	170,075
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/21	Baa2	150,000	158,223
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.00%, 12/1/22	Ba1	100,000	101,388
U. of CO Hosp. Auth. Mandatory Put Bonds (3/1/22), (UCHA Oblig. Group.), Ser. C-2, 5.00%, 11/15/38	Aa3	100,000	107,371

			1,139,927
District of Columbia (2.3%)
DC, Rev. Bonds, (D.C. Intl. School), 5.00%, 7/1/27	BBB	300,000	366,642
DC, G.O. Bonds, Ser. B, AGM, 3.80%, 6/1/20	Aaa	150,000	152,430

			519,072
Florida (0.6%)
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds, (Baptist Hlth. Care Corp. Oblig. Grp.), Ser. A, 5.125%, 8/15/20	A3	30,000	31,120
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty.), 4.00%, 11/15/19	A-/F	100,000	100,524

			131,644
Georgia (4.0%)
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (5/3/21), (GA Transmission Corp. Vogtle Project), 2.50%, 1/1/52	AA-	200,000	203,504
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/27	BBB-/F	75,000	82,485
Main St. Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/21	A3	500,000	529,310
Main Street Natural Gas, Inc. Rev. Bonds, Ser. B, 5.00%, 3/15/20	A2	85,000	86,643

			901,942
Illinois (12.8%)
Chicago, G.O. Bonds, Ser. A, 5.00%, 1/1/21 (Escrowed to Maturity)	BBB+	50,000	52,517
Chicago, Board of Ed. G.O. Bonds, Ser. E, 5.00%, 12/1/21	BB-	100,000	105,705
Chicago, Waste Wtr. Transmission Rev. Bonds, 5.00%, 1/1/23	A	200,000	215,506
IL State G.O. Bonds
Ser. A, 5.00%, 10/1/24	Baa3	500,000	561,398
Ser. D, 5.00%, 11/1/21	Baa3	450,000	477,653
Ser. A, 5.00%, 4/1/21	Baa3	100,000	105,010
5.00%, 1/1/21	Baa3	150,000	156,333
IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 2.016%, 11/1/34	A2	500,000	500,010
IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/23	A-/F	75,000	84,920
(Riverside Hlth. Syst.), 5.00%, 11/15/19	A+	100,000	100,732
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/19	AA-	500,000	504,585

			2,864,369
Kentucky (1.1%)
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.00%, 6/1/20	Baa3	45,000	46,014
KY State Pub. Energy Auth. Gas Supply Rev. Bonds, Ser. B, 4.00%, 7/1/20	A1	200,000	204,214

			250,228
Maryland (0.4%)
MD Econ. Dev. Corp. Rev. Bonds, (Towson U. Sr. Student Hsg.), 4.00%, 7/1/20	BBB	85,000	86,671

			86,671
Massachusetts (0.4%)
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4.00%, 12/1/44	Aa1	80,000	83,228

			83,228
Michigan (3.4%)
Great Lakes, Wtr. Auth. Supply Syst. Rev. Bonds, Ser. D, 5.00%, 7/1/24	A+	100,000	117,281
MI State Fin. Auth. Rev. Bonds, (Henry Ford Hlth. Syst.), 5.00%, 11/15/19	A2	100,000	100,720
MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/21), (Ascension Hlth.), Ser. F-2, 1.90%, 11/15/47	AA+	355,000	358,699
Milan Area Schools G.O Bonds, 5.00%, 5/1/21	AA	175,000	186,034

			762,734
Minnesota (3.0%)
Duluth, COP, (Indpt. School Dist. No. 709)
Ser. B, 5.00%, 2/1/20	Aa2	365,000	370,402
Ser. A, 3.00%, 3/1/20	Ba2	235,000	236,144
MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	70,000	73,875

			680,421
Mississippi (1.0%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	225,000	225,965

			225,965
Missouri (2.2%)
MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The)), Ser. C, 1.41%, 9/1/30	VMIG 1	500,000	500,000

			500,000
Montana (0.2%)
MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	40,000	41,045

			41,045
Nevada (1.8%)
Las Vegas, Redev. Agcy. Tax Alloc. Bonds, 5.00%, 6/15/22	BBB+	100,000	109,476
NV State Dept. of Bus. & Ind. 144A Mandatory Put Bonds (12/2/19), (Republic Services, Inc.), 1.875%, 12/1/26	BBB+	300,000	300,321

			409,797
New Jersey (2.6%)
Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM, 5.00%, 3/1/20	AA	200,000	203,416
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. B
5.00%, 11/1/21	Baa1	100,000	107,687
AGM, zero %, 2/15/20	AA	115,000	113,939
NJ State Tpk. Auth. Mandatory Put Bonds (1/1/21), Ser. C-5, 2.021%, 1/1/28	A+	150,000	150,186

			575,228
New Mexico (1.3%)
Farmington, Poll. Control Mandatory Put Bonds (6/1/22), (Pub. Svcs. Co. of NM), Ser. B, 2.125%, 6/1/40	BBB+	100,000	101,564
NM State Hosp. Equip. Loan Council First Mtge. Rev. Bonds, (La Vida Expansion), Ser. C, 2.25%, 7/1/23	BBB-/F	200,000	200,462

			302,026
New York (7.4%)
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	110,000	110,799
NY City, G.O. Bonds, Ser. C, 2.55%, 12/1/19	Aa1	500,000	500,575
Port Auth. of NY & NJ Rev. Bonds, Ser. 185, 5.00%, 9/1/21	Aa3	500,000	537,370
Triborough Bridge & Tunnel Auth. VRDN, Ser. F, 1.45%, 11/1/32	VMIG 1	500,000	500,000

			1,648,744
Pennsylvania (5.8%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/22	A	200,000	218,064
Bethlehem, Area School Dist. Auth. Mandatory Put Bonds (11/1/21), 1.971%, 1/1/30	A1	150,000	150,099
PA State COP, Ser. A, 5.00%, 7/1/20	A2	100,000	102,949
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/3/20), (Waste Mgt., Inc.), Ser. A, 1.70%, 8/1/37	A-	200,000	200,398
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds, (Republic Services, Inc.), Ser. A, 1.50%, 4/1/34	BBB+	300,000	300,024
PA State Tpk. Comm. Rev. Bonds, 5.00%, 12/1/21(FWC)	A1	200,000	217,058
State Public School Bldg. Auth. Palease Rev. Bonds, (Philadelphia School Dist.), 5.00%, 6/1/23	A2	100,000	113,034

			1,301,626
Puerto Rico (0.4%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. CC, AGM, 5.50%, 7/1/29	AA	55,000	62,548
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, AMBAC, 5.50%, 7/1/26	C	25,000	27,551

			90,099
Rhode Island (0.5%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/22	BBB+	100,000	109,033

			109,033
South Carolina (2.7%)
SC State Pub. Svcs. Auth. Rev. Bonds, (Santee Cooper), Ser. D, 5.00%, 12/1/22	A2	100,000	109,907
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 1.944%, 10/1/31	A1	500,000	500,115

			610,022
Texas (14.4%)
Central TX Regl. Mobility Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/22	A-	300,000	323,871
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.43%, 12/1/24	A-1+	500,000	500,000
Leander, Indep. School Dist. G.O. Bonds, Ser. A, PSFG, zero %, 8/15/20	AAA	500,000	494,085
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A3	75,000	90,599
San Antonio, Elec. & Gas Syst. Mandatory Put Bonds (12/1/19), Ser. A, 2.25%, 2/1/33	Aa2	700,000	701,624
TX State Rev. Bonds, 4.00%, 8/27/20	SP-1+	500,000	513,905
TX State Affordable Hsg. Corp. Rev. Bonds, Ser. A, GNMA, 5.25%, 9/1/28	Aa1	305,000	319,332
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/47	A+	275,000	284,490

			3,227,906
Washington (5.2%)
Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20), (Elec. Syst.), 2.00%, 1/1/44	AA+	400,000	402,236
King Cnty., Swr. Mandatory Put Bonds (12/1/21), 2.60%, 1/1/43	Aa2	300,000	304,869
Port of Seattle Rev. Bonds, Ser. C, 5.00%, 5/1/24	A1	315,000	367,772
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.518%, 1/1/42	A+	100,000	100,947

			1,175,824
Wisconsin (0.5%)
Pub. Fin. Auth. Rev. Bonds, (Denver Intl. Arpt. Great Hall), 5.00%, 9/30/22	BBB-	100,000	103,362

			103,362
TOTAL INVESTMENTS

Total investments (cost $21,835,103)			$22,083,971

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2018 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $22,441,671.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,059,091 to cover the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.35%, 2.09% and 2.14%, respectively, as of the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	15.8%
	Utilities	15.6
	State debt	13.3
	Local debt	11.9
	Healthcare	11.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$22,083,971	$—

Totals by level	$—	$22,083,971	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com